COLI VUL-2 Series

Account of Empower Life

& Annuity Insurance

Company of New York

Financial Statements December 31, 2022

Index

COLI VUL-2 Series Account of

EMPOWER Life & Annuity Insurance Company of New York

Report of Independent Registered Public Accounting Firm

To the Policy Holders of COLI VUL-2 Series Account and Those Charged with Governance of
COLI VUL-2 Series Account of Empower Life & Annuity Insurance Company of New York:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise COLI VUL-2 Series Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 3, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York since 2021.

Birmingham, Alabama
April 13, 2023

Appendix A

The investment divisions that comprise COL VUL-2 Series Account were audited according to varying periods as defined in the table below:

Investment Division	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Funds IS International Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Blackrock Global Allocation VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BlackRock High Yield VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon Stock Index Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small Cap Index VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Eaton Vance VT Floating-Rate Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Bond Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Real Estate Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Emerging Markets Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Index 500 Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For the period from December 6, 2021 (commencement of operations) to December 31, 2022

MFS VIT II International Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT High Yield Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Low Duration Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Real Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Total Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Vanguard VIF Global Bond Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the period from December 6, 2021 (commencement of operations) to December 31, 2022
Vanguard VIF Total Bond Market Index	As of December 31, 2022	For the year then ended December 31, 2022	For each of the periods in the period from December 6, 2021 (commencement of operations) to December 31, 2022

COLI VUL-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS International Fund	Blackrock Global Allocation VI Fund	Blackrock High Yield VI Fund	DWS Small Cap Index VIP	Eaton Vance VT Floating-Rate Income Fund	Empower International Index Fund	Empower Real Estate Index Fund

ASSETS:
Investments at fair value (1)	$1,589,918	$3,332,079	$700,889	$1,259,047	$1,892,285	$1,710,702	$1,502,819
Receivable dividends and other	-	-	3,782	-	-	-	-
Total assets	1,589,918	3,332,079	704,671	1,259,047	1,892,285	1,710,702	1,502,819

NET ASSETS	$1,589,918	$3,332,079	$704,671	$1,259,047	$1,892,285	$1,710,702	$1,502,819

Fair value per share (NAV)	$15.23	$14.77	$6.45	$12.12	$8.44	$10.97	$10.80
Shares outstanding in the Separate Account	104,394	225,598	108,665	103,882	224,204	155,944	139,150

(1) Investments in mutual fund shares, at cost	$2,325,948	$4,294,850	$811,179	$1,802,511	$2,028,512	$1,982,910	$1,556,797

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP Index 500 Portfolio	MFS VIT II International Growth Portfolio	Pimco VIT Global Bond Opportunities Portfolio (Unhedged)	Pimco VIT High Yield Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio

ASSETS:
Investments at fair value (1)	$2,195,251	$6,901,522	$1,699,899	$2,436,109	$705,712	$733,229	$689,933
Receivable dividends and other	-	-	-	-	-	-	-
Total assets	2,195,251	6,901,522	1,699,899	2,436,109	705,712	733,229	689,933

NET ASSETS	$2,195,251	$6,901,522	$1,699,899	$2,436,109	$705,712	$733,229	$689,933

Fair value per share (NAV)	$9.86	$374.78	$13.35	$9.45	$6.77	$9.48	$11.50
Shares outstanding in the Separate Account	222,642	18,415	127,333	257,789	104,241	77,345	59,994

(1) Investments in mutual fund shares, at cost	$3,197,028	$8,277,344	$2,044,915	$3,035,992	$819,945	$795,361	$820,238

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT Total Return Portfolio	Vanguard VIF Global Bond Index	Vanguard VIF Total Bond Market Index

ASSETS:
Investments at fair value (1)	$4,014,067	$1,011,221	$1,011,941
Receivable dividends and other	-	-	-
Total assets	4,014,067	1,011,221	1,011,941

NET ASSETS	$4,014,067	$1,011,221	$1,011,941

Fair value per share (NAV)	$8.98	$17.83	$10.32
Shares outstanding in the Separate Account	447,001	56,715	98,056

(1) Investments in mutual fund shares, at cost	$4,982,080	$1,194,497	$1,185,384

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 Series Account of
Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS International Fund	Blackrock Global Allocation VI Fund	Blackrock High Yield VI Fund	BNY Mellon Stock Index Portfolio	DWS Small Cap Index VIP	Eaton Vance VT Floating-Rate Income Fund	Empower Bond Index Fund

INVESTMENT INCOME:
Dividend income	$29,468	$-	$38,212	$1	$12,494	$87,794	$-

NET INVESTMENT INCOME (LOSS)	29,468	-	38,212	1	12,494	87,794	-

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(31,868)	(43,221)	(4,018)	(17)	(22,303)	(4,582)	(2)
Capital gain distributions	235,730	44,166	-	8	235,014	-	-

Net realized gain (loss) on investments	203,862	945	(4,018)	(9)	212,711	(4,582)	(2)

Change in net unrealized appreciation (depreciation) on investments	(642,818)	(618,847)	(113,765)	-	(549,935)	(136,518)	-

Net realized and unrealized gain (loss) on investments	(438,956)	(617,902)	(117,783)	(9)	(337,224)	(141,100)	(2)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(409,487)	$(617,902)	$(79,571)	$(9)	$(324,730)	$(53,307)	$(2)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower International Index Fund	Empower Real Estate Index Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP Index 500 Portfolio	MFS VIT II International Growth Portfolio	Pimco VIT Global Bond Opportunities Portfolio (Unhedged)	Pimco VIT High Yield Portfolio

INVESTMENT INCOME:
Dividend income	$30,238	$29,157	$34,896	$108,509	$10,541	$36,963	$36,206

NET INVESTMENT INCOME (LOSS)	30,238	29,157	34,896	108,509	10,541	36,963	36,206

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(9,840)	11,929	(52,231)	(40,743)	(13,110)	(28,143)	(4,440)
Capital gain distributions	-	39,040	-	51,559	100,012	37,280	-

Net realized gain (loss) on investments	(9,840)	50,970	(52,231)	10,816	86,902	9,138	(4,440)

Change in net unrealized appreciation (depreciation) on investments	(312,846)	(627,115)	(523,666)	(1,662,847)	(388,970)	(343,010)	(110,470)

Net realized and unrealized gain (loss) on investments	(322,686)	(576,145)	(575,897)	(1,652,030)	(302,068)	(333,873)	(114,910)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(292,448)	$(546,989)	$(541,001)	$(1,543,521)	$(291,527)	$(296,910)	$(78,704)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

COLI VUL-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Vanguard VIF Global Bond Index	Vanguard VIF Total Bond Market Index

INVESTMENT INCOME:
Dividend income	$12,640	$50,660	$109,927	$26,377	$19,635

NET INVESTMENT INCOME (LOSS)	12,640	50,660	109,927	26,377	19,635

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,519)	(4,020)	(41,636)	(7,053)	(6,825)
Capital gain distributions	-	-	-	9,741	6,967

Net realized gain (loss) on investments	(2,519)	(4,020)	(41,636)	2,688	142

Change in net unrealized appreciation (depreciation) on investments	(53,238)	(139,092)	(720,446)	(177,352)	(169,134)

Net realized and unrealized gain (loss) on investments	(55,757)	(143,113)	(762,082)	(174,664)	(168,992)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(43,118)	$(92,453)	$(652,155)	$(148,287)	$(149,357)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS International Fund	Blackrock Global Allocation VI Fund	Blackrock High Yield VI Fund	BNY Mellon Stock Index Portfolio	DWS Small Cap Index VIP	Eaton Vance VT Floating-Rate Income Fund	Empower Bond Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$29,468	$-	$38,212	$1	$12,494	$87,794	$-
Net realized gain (loss) on investments	203,862	945	(4,018)	(9)	212,711	(4,582)	(2)
Change in net unrealized appreciation (depreciation) on investments	(642,818)	(618,847)	(113,765)	-	(549,935)	(136,518)	-

Net increase (decrease) in net assets resulting from operations	(409,487)	(617,902)	(79,571)	(9)	(324,730)	(53,307)	(2)

POLICY TRANSACTIONS:
Proceeds from units sold	254,435	508,870	101,774	129	203,548	254,435	18
Policy maintenance charges	(25,601)	(53,985)	(11,210)	(119)	(20,885)	(29,481)	(17)
Payments for units redeemed	(44,389)	(92,571)	(19,362)	-	(35,917)	(50,981)	-
Net transfers (to) from the Company and Subaccounts	(993)	(1,012)	(20)	(2)	(663)	(41)	-

Increase (decrease) in net assets resulting from Policy transactions	183,452	361,302	71,181	7	146,083	173,933	1

Total increase (decrease) in net assets	(226,035)	(256,599)	(8,390)	(2)	(178,648)	120,627	-

NET ASSETS:
Beginning of period	1,815,953	3,588,678	713,061	2	1,437,694	1,771,659	-

End of period	$1,589,918	$3,332,079	$704,671	$-	$1,259,047	$1,892,285	$-

CHANGES IN UNITS OUTSTANDING:
Units issued	16,259	33,044	9,118	3	5,916	21,173	1
Units redeemed	(5,213)	(10,696)	(2,971)	(3)	(1,917)	(7,059)	(1)

Net increase (decrease)	11,046	22,348	6,147	(0)	3,999	14,114	0

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

COLI VUL-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower International Index Fund	Empower Real Estate Index Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP Index 500 Portfolio	MFS VIT II International Growth Portfolio	Pimco VIT Global Bond Opportunities Portfolio (Unhedged)	Pimco VIT High Yield Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$30,238	$29,157	$34,896	$108,509	$10,541	$36,963	$36,206
Net realized gain (loss) on investments	(9,840)	50,970	(52,231)	10,816	86,902	9,138	(4,440)
Change in net unrealized appreciation (depreciation) on investments	(312,846)	(627,115)	(523,666)	(1,662,847)	(388,970)	(343,010)	(110,470)

Net increase (decrease) in net assets resulting from operations	(292,448)	(546,989)	(541,001)	(1,543,521)	(291,527)	(296,910)	(78,704)

POLICY TRANSACTIONS:
Proceeds from units sold	254,435	254,435	356,209	1,068,498	254,435	356,227	101,774
Policy maintenance charges	(26,504)	(26,122)	(35,087)	(113,016)	(26,454)	(38,554)	(11,209)
Payments for units redeemed	(46,654)	(43,964)	(60,406)	(195,156)	(46,791)	(66,681)	(19,375)
Net transfers (to) from the Company and Subaccounts	(779)	(230)	(774)	(4,347)	(721)	200	(1)

Increase (decrease) in net assets resulting from Policy transactions	180,498	184,119	259,942	755,979	180,469	251,193	71,190

Total increase (decrease) in net assets	(111,950)	(362,870)	(281,060)	(787,542)	(111,058)	(45,718)	(7,515)

NET ASSETS:
Beginning of period	1,822,652	1,865,689	2,476,310	7,689,065	1,810,956	2,481,826	713,227

End of period	$1,710,702	$1,502,819	$2,195,251	$6,901,522	$1,699,899	$2,436,109	$705,712

CHANGES IN UNITS OUTSTANDING:
Units issued	17,003	13,704	29,442	98,266	20,355	33,586	3,684
Units redeemed	(5,587)	(4,677)	(9,045)	(32,927)	(6,580)	(10,904)	(1,196)

Net increase (decrease)	11,416	9,027	20,397	65,339	13,775	22,682	2,488

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

COLI VUL-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Vanguard VIF Global Bond Index	Vanguard VIF Total Bond Market Index

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$12,640	$50,660	$109,927	$26,377	$19,635
Net realized gain (loss) on investments	(2,519)	(4,020)	(41,636)	2,688	142
Change in net unrealized appreciation (depreciation) on investments	(53,238)	(139,092)	(720,446)	(177,352)	(169,134)

Net increase (decrease) in net assets resulting from operations	(43,118)	(92,453)	(652,155)	(148,287)	(149,357)

POLICY TRANSACTIONS:
Proceeds from units sold	101,774	101,774	610,644	152,643	152,643
Policy maintenance charges	(11,621)	(11,331)	(65,678)	(16,532)	(16,495)
Payments for units redeemed	(19,859)	(19,384)	(111,681)	(28,259)	(28,132)
Net transfers (to) from the Company and Subaccounts	57	122	687	146	157

Increase (decrease) in net assets resulting from Policy transactions	70,351	71,181	433,972	107,998	108,172

Total increase (decrease) in net assets	27,234	(21,271)	(218,183)	(40,289)	(41,185)

NET ASSETS:
Beginning of period	705,995	711,204	4,232,250	1,051,510	1,053,125

End of period	$733,229	$689,933	$4,014,067	$1,011,221	$1,011,941

CHANGES IN UNITS OUTSTANDING:
Units issued	6,627	4,849	29,136	16,366	16,380
Units redeemed	(2,164)	(1,590)	(9,265)	(5,193)	(5,193)

Net increase (decrease)	4,463	3,259	19,871	11,173	11,187

Note: Totals may not appear to foot/crossfoot due to rounding.	(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	American Funds IS International Fund	Blackrock Global Allocation VI Fund	Blackrock High Yield VI Fund	BNY Mellon Stock Index Portfolio	DWS Small Cap Index VIP	Eaton Vance VT Floating-Rate Income Fund	Empower Bond Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46,146	$32,226	$30,600	$66,465	$12,540	$48,155	$6,449
Net realized gain (loss) on investments	5,511	508,526	2,443	1,511,958	95,557	785	(16,051)
Change in net unrealized appreciation (depreciation) on investments	(92,870)	(344,133)	3,422	(1,258)	6,703	291	(40)

Net increase (decrease) in net assets resulting from operations	(41,212)	196,619	36,464	1,577,165	114,801	49,230	(9,643)

POLICY TRANSACTIONS:
Proceeds from Units Sold	1,561,329	3,118,923	625,022	6,523,962	1,243,065	1,564,094	940,190
Policy Maintenance Charges	(15,269)	(31,302)	(6,194)	(61,854)	(12,856)	(15,323)	(7,839)
Payment for Units Redeemed	(4)	(7)	(1)	(16)	(3)	(3)	(2)
Net transfers (to) from the Company and Subaccounts	210,399	102,133	17,274	(8,466,470)	12,078	72,579	(983,377)

Increase (decrease) in net assets resulting from Policy transactions	1,756,455	3,189,747	636,102	(2,004,378)	1,242,284	1,621,346	(51,028)

Total increase (decrease) in net assets	1,715,243	3,386,366	672,566	(427,213)	1,357,084	1,670,577	(60,671)

NET ASSETS:
Beginning of period	100,710	202,312	40,495	427,215	80,610	101,082	60,671

End of period	$1,815,953	$3,588,678	$713,061	$2	$1,437,694	$1,771,659	$-

CHANGES IN UNITS OUTSTANDING:
Units issued	105,742	217,750	60,689	189,029	38,887	145,054	61,431
Units redeemed	(6,533)	(14,810)	(4,143)	(200,737)	(2,713)	(9,740)	(65,114)

Net increase (decrease)	99,208	202,940	56,546	(11,708)	36,175	135,314	(3,683)

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

COLI VUL-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower International Index Fund	Empower Real Estate Index Fund	Fidelity VIP Emerging Markets Portfolio	Fidelity VIP Index 500 Portfolio	MFS VIT II International Growth Portfolio	Pimco VIT Global Bond Opportunities Portfolio (Unhedged)	Pimco VIT High Yield Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$38,709	$13,416	$46,853	$-	$8,748	$161,552	$29,901
Net realized gain (loss) on investments	72,767	218,083	275,176	353	79,505	(32,605)	(177)
Change in net unrealized appreciation (depreciation) on investments	41,041	572,103	(478,207)	287,024	44,578	(256,873)	(3,814)

Net increase (decrease) in net assets resulting from operations	152,517	803,602	(156,178)	287,378	132,830	(127,926)	25,910

POLICY TRANSACTIONS:
Proceeds from Units Sold	1,555,792	1,535,815	2,184,375	-	1,558,622	3,130,676	625,560
Policy Maintenance Charges	(15,862)	(17,900)	(20,919)	(8,566)	(15,675)	(28,713)	(6,146)
Payment for Units Redeemed	(4)	(4)	(5)	-	(4)	(7)	(1)
Net transfers (to) from the Company and Subaccounts	29,560	(557,910)	327,469	7,410,253	34,755	(694,327)	27,414

Increase (decrease) in net assets resulting from Policy transactions	1,569,486	960,001	2,490,919	7,401,687	1,577,698	2,407,630	646,827

Total increase (decrease) in net assets	1,722,003	1,763,603	2,334,741	7,689,065	1,710,529	2,279,703	672,737

NET ASSETS:
Beginning of period	100,649	102,086	141,569	-	100,428	202,123	40,490

End of period	$1,822,652	$1,865,689	$2,476,310	$7,689,065	$1,810,956	$2,481,826	$713,227

CHANGES IN UNITS OUTSTANDING:
Units issued	114,140	127,124	181,064	671,244	133,942	284,962	24,402
Units redeemed	(7,863)	(39,116)	(11,052)	(744)	(9,191)	(81,837)	(1,641)

Net increase (decrease)	106,277	88,009	170,012	670,500	124,752	203,125	22,760

Note: Totals may not appear to foot/crossfoot due to rounding.	(Continued)

See accompanying notes to financial statements.

COLI VUL-2 Series Account of

Empower Life & Annuity Insurance Company of New York

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Total Return Portfolio	Vanguard VIF Global Bond Index	Vanguard VIF Total Bond Market Index

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,461	$34,375	$72,057	$-	$-
Net realized gain (loss) on investments	(64)	52	160,704	(6)	(5)
Change in net unrealized appreciation (depreciation) on investments	(8,894)	8,700	(247,777)	(5,924)	(4,309)

Net increase (decrease) in net assets resulting from operations	(5,497)	43,127	(15,015)	(5,930)	(4,314)

POLICY TRANSACTIONS:
Proceeds from Units Sold	626,112	625,302	3,759,346	-	-
Policy Maintenance Charges	(6,048)	(6,190)	(36,199)	(1,167)	(1,168)
Payment for Units Redeemed	-	(1)	(8)	-	-
Net transfers (to) from the Company and Subaccounts	51,004	8,458	281,344	1,058,607	1,058,608

Increase (decrease) in net assets resulting from Policy transactions	671,068	627,568	4,004,482	1,057,440	1,057,439

Total increase (decrease) in net assets	665,572	670,695	3,989,467	1,051,510	1,053,125

NET ASSETS:
Beginning of period	40,424	40,509	242,783	-	-

End of period	$705,995	$711,204	$4,232,250	$1,051,510	$1,053,125

CHANGES IN UNITS OUTSTANDING:
Units issued	44,215	32,519	187,959	104,526	104,480
Units redeemed	(2,873)	(2,246)	(12,274)	(116)	(116)

Net increase (decrease)	41,342	30,274	175,685	104,410	104,364

Note: Totals may not appear to foot/crossfoot due to rounding.	(Concluded)

See accompanying notes to financial statements.

COLI VUL-2 SERIES ACCOUNT OF

EMPOWER LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED DECEMBER 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company). The COLI VUL-2 Series Account (the Separate Account), a separate account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It consists of numerous investment divisions (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the reserves and other policy liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the policies are allocated to the subaccounts in accordance with policy owner instructions and are recorded as variable annuity policy transactions in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay policy values under the policy. The value of the separate account at any time is allocated among policy holders based on the number and value of their accumulation units representing their interest in the separate account. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Separate Account.

For the years or periods ended December 31, 2022 and 2021, the Separate Account was invested in up to 19 Subaccounts, as follows:

American Funds IS International Fund	Fidelity VIP Index 500 Portfolio(b)
Blackrock Global Allocation VI Fund	MFS VIT II International Growth Portfolio
Blackrock High Yield VI Fund	Pimco VIT Global Bond Opportunities Portfolio (Unhedged)
BNY Mellon Stock Index Portfolio	Pimco VIT High Yield Portfolio
DWS Small Cap Index VIP	Pimco VIT Low Duration Portfolio
Eaton Vance VT Floating-Rate Income Fund	Pimco VIT Real Return Portfolio
Empower Bond Index Fund(a)	Pimco VIT Total Return Portfolio
Empower International Index Fund(a)	Vanguard VIF Global Bond Index(b)
Empower Real Estate Index Fund(a)	Vanguard VIF Total Bond Market Index(b)
Fidelity VIP Emerging Markets Portfolio

(a)(b) See Subaccount Changes table below

Subaccount Changes:
(a) During 2022, the following Subaccount(s) changed their names:

Previous Name	New Name	Date of Change
Great-West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great-West International Index Fund	Empower International Index Fund	August 1, 2022
Great-West Real Estate Index Fund	Empower Real Estate Index Fund	August 1, 2022

Subaccount Changes

(b) During 2021, the following Subaccount(s) were opened:

Subaccount	Date
Fidelity VIP Index 500 Portfolio	December 6, 2021
Vanguard VIF Global Bond Index	December 6, 2021
Vanguard VIF Total Bond Market Index	December 6, 2021

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

Security Valuation

Mutual fund investments held by the Subaccounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.

These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2022, the only investments of each of the Subaccounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Receivable Dividends and Other

Receivable dividends and other include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Fund of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Federal Income Taxes

The operations of each of the Subaccounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Subaccounts of the Separate Account. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

Proceeds from Units Sold

Proceeds from Units Sold from policy owners by the Company are credited as accumulation units, and are reported as Policy Transactions on the Statements of Changes in Net Assets of the applicable Subaccounts.

Net Transfers (to) from the Company and Subaccounts

Net transfers include transfers between Subaccounts of the Separate Account as well as transfers to the Company.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
American Funds IS International Fund	$523,253	$74,603
Blackrock Global Allocation VI Fund	560,775	155,306
Blackrock High Yield VI Fund	140,615	32,223
BNY Mellon Stock Index Portfolio	135	119
DWS Small Cap Index VIP	453,936	60,346
Eaton Vance VT Floating-Rate Income Fund	346,500	84,774
Empower Bond Index Fund	19	17
Empower International Index Fund	288,528	77,792
Empower Real Estate Index Fund	326,791	74,476
Fidelity VIP Emerging Markets Portfolio	396,157	101,319
Fidelity VIP Index 500 Portfolio	1,244,132	328,085
MFS VIT II International Growth Portfolio	368,841	77,820
Pimco VIT Global Bond Opportunities Portfolio (Unhedged)	436,285	110,849
Pimco VIT High Yield Portfolio	139,608	32,212
Pimco VIT Low Duration Portfolio	116,114	33,123
Pimco VIT Real Return Portfolio	154,162	32,320
Pimco VIT Total Return Portfolio	730,511	186,611
Vanguard VIF Global Bond Index	191,255	47,138
Vanguard VIF Total Bond Market Index	181,735	46,961

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Cost of Insurance

The Company deducts from each participant’s account an amount to pay for the insurance provided on each life. This charge varies based on individual characteristics of the policy holder and is recorded as Payments for Units Redeemed on the Statements of Changes in Net Assets of the applicable Subaccounts.

Charges Incurred for Partial Surrenders

The Company deducts from each participant’s account a maximum administrative charge of $25 for all partial withdrawals after the first withdrawal made during the same policy year. This charge is recorded as Payments for Units Redeemed on the Statements of Changes in Net Assets of the applicable Subaccounts.

Charges Incurred for Change of Death Benefit Option Fee

The Company deducts from each participant’s account a maximum charge of $100 for each change of death benefit option. This charge is recorded as Payments for Units Redeemed on the Statements of Changes in Net Assets of the applicable Subaccounts.

Transfer Charges

The Company deducts from each participant’s account a charge of $10 for each transfer between Subaccounts in excess of 12 transfers in any calendar year. This charge is recorded as Payments for Units Redeemed on the Statements of Changes in Net Assets of the applicable Subaccounts.

Service Charge

The Company deducts from each participant’s account an amount equal to a maximum of $15 per month. This charge compensates the Company for certain administrative costs and is recorded as Policy Maintenance Charges on the Statements of Changes in Net Assets of the applicable Subaccounts.

Deductions for Assumption of Mortality and Expense Risks

The company converts the mortality and expense risk charge into a daily rate by dividing the annual rate by 365. The mortality and expense risk charge will be determined by us from time to time based on our expectations of future interest, mortality experience, persistency, expenses and taxes, but will not exceed 0.90% annually. Currently, the charge is 0.50% for Policy Years 1 through 20 and 0.10% thereafter. On surrender and payment of death benefit, we will deduct the pro-rata portion of mortality and expense risk charge that has accrued. The charges are recognized as Policy Maintenance Charges in the Statements of Changes of in Net Assets of the applicable Subaccount.

If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

Expense Charges Applied to Premium

The Company deducts a maximum charge of 10% from each premium payment received. A maximum of 6.5% of this charge will be deducted as sales load to compensate the Company in part for sales and promotional expenses in connection with selling the policies. A maximum of 3.5% of this charge will be used to cover premium taxes and certain federal income tax obligations resulting from the receipt of premiums. The Separate Account presents Proceeds from Units Sold net of premium load charges assessed by the Company prior to investment of the proceeds into the applicable Subaccounts.

Supplemental Benefit Charges

The Company deducts from each participant’s account an amount to pay for certain riders selected by the policy holder. This charge varies based on individual characteristics of the policy holder when the rider is added to the policy and is recorded as Payments for Units Redeemed on the Statements of Changes in Net Assets of the applicable Subaccounts.

Related Party Transactions

Empower Funds, Inc., funds of which are underlying certain Subaccounts, is a registered investment company affiliated with the Company. Empower Capital Management, LLC (ECM), a wholly owned subsidiary of the Company, serves as investment adviser to Empower Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Empower Funds, Inc. to compensate ECM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Subaccount, the accumulation units outstanding, net assets, investment income ratio, expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. The unit values in the Financial Highlights are calculated based on the net assets and accumulation units outstanding as of December 31 of each year presented and may differ from the unit value reflected on the Statements of Assets and Liabilities due to rounding.

The Expense Ratios represent the annualized policy expenses of the respective Subaccounts of the Separate Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded. There are currently no such expenses.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. These changes are recorded as Net Transfers on the Statements of Changes in Net Assets of the applicable Subaccounts. When a new Subaccount is added to the Separate Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Subaccounts that had no operations activity during the reporting period are not shown.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

	As of December 31				For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return Corresponding to the Expense Ratio

American Funds IS International Fund
2022	116		$13.71	$1,590	1.79%	0.00%	(20.79)%
2021	105		17.30	1,816	2.78%	0.00%	(1.50)%
2020	6		17.57	101	0.00%	0.00%	(1.73)%
Blackrock Global Allocation VI Fund
2022	238		13.98	3,332	0.00%	0.00%	(15.86)%
2021	216		16.62	3,589	0.94%	0.00%	6.67%
2020	13		15.58	202	0.00%	0.00%	(1.30)%
Blackrock High Yield VI Fund
2022	66		10.63	705	5.34%	0.00%	(10.34)%
2021	60		11.86	713	4.54%	0.00%	5.32%
2020	4		11.26	40	0.05%	0.00%	(1.23)%
BNY Mellon Stock Index Portfolio
2022	0	*	0.00	-	1.01%	0.00%	-%
2021	-		0.00	-	0.89%	0.00%	-%
2020	0	*	36.49	427	0.36%	0.00%	(0.75)%
DWS Small Cap Index VIP
2022	43		29.52	1,259	0.94%	0.00%	(20.64)%
2021	39		37.19	1,438	0.93%	0.00%	14.50%
2020	2		32.48	81	0.00%	0.00%	(1.67)%
Eaton Vance VT Floating-Rate Income Fund
2022	158		11.98	1,892	4.65%	0.00%	(2.74)%
2021	144		12.32	1,772	2.89%	0.00%	3.60%
2020	9		11.89	101	0.03%	0.00%	(1.36)%
Empower Bond Index Fund
2022	0	*	0.00	-	0.98%	0.00%	-%
2021	-		0.00	-	0.66%	0.00%	-%
2020	4		16.47	61	0.00%	0.00%	(1.33)%

*Subaccount has less than 1,000 units.

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return Corresponding to the Expense Ratio

Empower International Index Fund
2022	125	13.73	1,711	1.77%	0.00%	(14.74)%
2021	113	16.10	1,823	2.23%	0.00%	10.75%
2020	7	14.54	101	0.00%	0.00%	(1.79)%
Empower Real Estate Index Fund
2022	105	$14.37	$1,503	1.72%	0.00%	(26.40)%
2021	96	19.53	1,866	2.23%	0.00%	44.31%
2020	8	13.53	102	0.00%	0.00%	(0.39)%
Fidelity VIP Emerging Markets Portfolio
2022	200	10.95	2,195	1.55%	0.00%	(20.37)%
2021	180	13.75	2,476	2.05%	0.00%	(2.41)%
2020	10	14.09	142	0.00%	0.00%	(1.32)%
Fidelity VIP Index 500 Portfolio
2022	736	9.38	6,902	1.49%	0.00%	(18.21)%
2021	671	11.47	7,689	0.00%	0.00%	14.68%
2020	-	0.00	-	0.00%	0.00%	0.00%
MFS VIT II International Growth Portfolio
2022	147	11.60	1,700	0.62%	0.00%	(14.95)%
2021	133	13.64	1,811	0.51%	0.00%	9.27%
2020	8	12.48	100	0.00%	0.00%	(2.00)%
Pimco VIT Global Bond Opportunities Portfolio (Unhedged)
2022	243	10.02	2,436	1.50%	0.00%	(11.00)%
2021	220	11.26	2,482	5.09%	0.00%	(4.16)%
2020	17	11.75	202	0.01%	0.00%	(1.39)%
Pimco VIT High Yield Portfolio
2022	27	26.46	706	5.07%	0.00%	(10.28)%
2021	24	29.49	713	5.09%	0.00%	3.63%
2020	1	28.46	40	0.05%	0.00%	(1.21)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Expense Ratio	Net Assets (000's)	Investment Income Ratio	Expense Ratio	Total Return Corresponding to the Expense Ratio

Pimco VIT Low Duration Portfolio
2022	48	15.18	733	1.71%	0.00%	(5.74)%
2021	44	16.11	706	0.53%	0.00%	(0.93)%
2020	2	16.26	40	0.01%	0.00%	(1.40)%
Pimco VIT Real Return Portfolio
2022	35	19.45	690	7.03%	0.00%	(11.90)%
2021	32	22.08	711	5.10%	0.00%	5.59%
2020	2	20.91	41	0.00%	0.00%	(1.19)%
Pimco VIT Total Return Portfolio
2022	206	$19.48	$4,014	2.63%	0.00%	(14.30)%
2021	186	22.73	4,232	1.83%	0.00%	(1.27)%
2020	11	23.02	243	0.01%	0.00%	(1.29)%
Vanguard VIF Global Bond Index
2022	116	8.75	1,011	2.51%	0.00%	(13.13)%
2021	104	10.07	1,052	0.00%	0.00%	0.71%
2020	-	0.00	-	0.00%	0.00%	0.00%
Vanguard VIF Total Bond Market Index
2022	116	8.76	1,012	1.87%	0.00%	(13.21)%
2021	104	10.09	1,053	0.00%	0.00%	0.91%

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2022 including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.